INVESTMENTS IN AFFILIATES AND JOINT VENTURES - Carrying Amount (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Equity Method Investments [Line Items]
Investments in affiliates	$ 648,780	$ 541,565	$ 746,263
Golar Partners
Schedule of Equity Method Investments [Line Items]
Investments in affiliates	507,182	536,090
Egyptian Company for Gas Services S.A.E
Schedule of Equity Method Investments [Line Items]
Investments in affiliates	4,864	5,475
Golar Power
Schedule of Equity Method Investments [Line Items]
Investments in affiliates	126,534	0
OneLNG
Schedule of Equity Method Investments [Line Items]
Investments in affiliates	$ 10,200	$ 0